Condensed Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 233	$ 1,115	$ 3,535
Short-term investments			8,512
Prepaid clinical trial expenses			1,946
Other prepaid expenses and current assets	171	22	77
Total current assets	404	1,137	14,070
Property and equipment, net		2	11
Other assets	33	33	33
Total assets	437	1,172	14,114
Current liabilities:
Accounts payable	1,164	788	310
Accrued compensation and employee benefits	23	73	842
Accrued clinical trial expenses	90	509	64
Other accrued liabilities	247	279	398
Total current liabilities	1,524	1,649	1,614
Commitments and contingencies
Stockholders' equity/(deficit):
Preferred stock, $0.01 par value, 15,000 shares authorized; No shares issued and outstanding
Common stock, $0.01 par value, 70,000 shares authorized; 26,545 shares issued and outstanding	265	265	265
Additional paid-in capital	291,717	291,533	290,698
Accumulated deficit	(293,069)	(292,275)	(278,463)
Total stockholders' equity/(deficit)	(1,087)	(477)	12,500
Total liabilities and stockholders' equity/(deficit)	$ 437	$ 1,172	$ 14,114